Investments - Sources of Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Other investment expenses on funds withheld assets									$ (89,000)	$ (84,000)	$ (94,000)
Net investment income excluding funds withheld assets	$ 378,000	$ 335,000	$ 355,000	$ 398,000	$ 493,000	$ 472,000	$ 450,000	$ 537,000	1,466,000	1,952,000	2,044,000
Net investment income	$ 695,000	$ 648,000	$ 719,000	$ 658,000	$ 797,000	$ 771,000	$ 744,000	$ 828,000	2,720,000	3,140,000	2,836,000
Debt securities
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									1,108,000	1,063,000	1,579,000
Equity securities
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									(25,000)	8,000	(4,000)
Mortgage loans
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									284,000	319,000	365,000
Policy loans
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									70,000	73,000	79,000
Limited partnerships
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									74,000	559,000	105,000
Other invested assets
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									44,000	14,000	14,000
Total investment income excluding funds withheld assets
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									1,555,000	2,036,000	2,138,000
Funds withheld assets
Net Investment Income [Line Items]
Other investment expenses on funds withheld assets									(85,000)	(107,000)	(66,000)
Net investment income									$ 1,254,000	$ 1,188,000	$ 792,000